Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Cash flows from operating activities
Consolidated income before tax	$ 293,425	$ 8,697,113	$ 11,674,136	$ 10,377,522
Adjustments to reconcile consolidated income before tax to net cash provided by operating activities:
Depreciation	486,369	14,415,980	12,905,830	12,903,772
Amortization	7,062	209,319	385,360	610,213
Provision for bad debt expense	402	11,911	0	0
Losses/ (Gains) on financial liabilities at fair value through profit or loss	1,206	35,732	(1,025,012)	703,368
Interest expense	20,011	593,115	561,613	564,540
Interest income	(5,070)	(150,260)	(148,484)	(155,524)
Dividend income	(6,910)	(204,810)	(277,798)	(347,408)
Share of losses (gains) of associates and joint ventures accounted for using the equity method	(2,498)	(74,035)	(3,221)	183,708
Impairment loss of available-for-sale financial assets	0	0	0	1,856,442
Gains on reversal of impairment loss of non-financial assets	0	0	0	(134,992)
Gains on disposal of property, plant and equipment	(5,080)	(150,579)	(32,615)	(31,293)
Gains on disposal of non-current assets held for sale	(655)	(19,402)	0	0
Gain on disposal of investment	(1,868)	(55,369)	(217,199)	(127,291)
Impairment loss on property, plant and equipment	2,977	88,231	91,247	64,996
Foreign currency exchange losses (gains) on convertible bonds payable	(33,303)	(987,093)	(221,082)	451,156
Foreign currency exchange gains on long-term loans	(9,830)	(291,375)	(105,712)	(28,790)
Premium from merger of available-for-sale financial assets	0	0	(51,923)	0
Changes in assets and liabilities related to the operation
Notes receivable	249	7,389	(13,195)	(1,325)
Accounts receivable	14,900	441,656	(1,794,834)	2,658,604
Other receivables	2,468	73,152	1,301	295,714
Inventories	12,205	361,748	(1,321,346)	(132,271)
Other current assets-other	(4,964)	(147,132)	(2,590)	(384,471)
Other non-current assets-other	(21,676)	(642,483)	23,405	(95,494)
Accounts payable	(24,007)	(711,571)	1,359,898	(321,445)
Other payables	(20,900)	(619,470)	392,429	410,903
Other current liabilities	(5,336)	(158,151)	(23,780)	30,821
Other non-current liabilities	(377)	(11,185)	58,033	(6,277)
Cash provided by operations	698,800	20,712,431	22,214,461	29,345,178
Interest received	5,390	159,776	150,419	162,742
Dividend received	6,581	195,072	277,798	347,408
Interest paid	(10,158)	(301,086)	(247,829)	(257,415)
Income tax paid	(46,245)	(1,370,710)	(1,550,297)	(2,813,747)
Net cash provided by operating activities	654,368	19,395,483	20,844,552	26,784,166
Cash flows from investing activities
Proceeds from disposal of available-for-sale financial assets	0	0	1,454,403	0
Proceeds from disposal of investments accounted for using the equity method	0	0	0	29,645
Acquisition of investments accounted for using the equity method	0	0	0	(2,400,000)
Proceeds from liquidation of available-for-sale financial assets	5,967	176,855	0	0
Proceeds from disposal of non-current assets held for sale	13,892	411,745	0	0
Acquisition of property, plant, and equipment	(436,324)	(12,932,655)	(15,295,121)	(13,855,431)
Proceeds from disposal of property, plant, and equipment	7,110	210,742	167,021	111,274
Increase in refundable deposits	(24,091)	(714,040)	(561,010)	(162,225)
Decrease in refundable deposits	18,441	546,603	237,007	65,326
Acquisition of intangible assets	(986)	(29,237)	(71,011)	(112,692)
(Increase) decrease in pledged deposits	(1,171)	(34,700)	27,000	(44,800)
Increase in other non-current assets	0	0	0	(218,536)
Net cash used in investing activities	(417,162)	(12,364,687)	(14,041,711)	(16,587,439)
Cash flows from financing activities
Increase in short-term loans	76,423	2,265,169	0	0
Decrease in short-term loans	(45,651)	(1,353,089)	0	0
Proceeds from long-term loans	33,738	1,000,000	9,000,000	2,500,000
Repayment of long-term loans	(115,152)	(3,413,112)	(4,228,721)	(8,235,833)
Payment for issuance of subsidiary's stock	0	0	0	(121)
Increase in deposit-in	2,454	72,744	35,889	65,112
Decrease in deposit-in	(1,720)	(50,995)	(126,329)	(76,366)
Payment for cash dividends and cash distribution from capital reserve	(183,996)	(5,453,632)	(11,842,172)	(9,349,083)
Net cash used in financing activities	(233,904)	(6,932,915)	(7,161,333)	(15,096,291)
Effect on foreign currency exchange	(4,388)	(130,068)	(356,612)	(63,775)
Net decrease in cash and cash equivalents	(1,086)	(32,187)	(715,104)	(4,963,339)
Cash and cash equivalents at the beginning of the year	825,785	24,476,270	25,191,374	30,154,713
Cash and cash equivalents at the end of the year	$ 824,699	$ 24,444,083	$ 24,476,270	$ 25,191,374